Organization (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended				0 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended
	Dec. 31, 2011 item	Dec. 18, 2011 item	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011 Management and employees	Dec. 31, 2011 Common stock	Dec. 31, 2011 Common stock vote	Dec. 18, 2011 Common stock item	Dec. 31, 2011 Common stock	Dec. 19, 2011 Common stock	Dec. 31, 2011 Common stock Preferred equity units	Dec. 31, 2011 Common stock Restricted units	Dec. 31, 2011 Treasury shares	Dec. 31, 2011 Treasury shares
Organization
Number of classes of preferred units	3	3
Shares issued in exchange for preferred units upon Corporate Reorganization							107,500,000			107,500,000		104,079,546	3,420,454
Restricted shares included in common stock issued to management and employees in exchange for unvested units in corporate reorganization						912,137
Treasury shares held by the entity			4,000							(8,000)				7,405	8,000
Fractional shares issued							204
Treasury stock acquired, offering price (in dollars per share)														$ 17.00	$ 17.00
Vested shares outstanding							106,580,353	106,580,353		106,580,353
Unvested shares outstanding							912,038	912,038		912,038
Number of votes per share of stock								1	1
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Shares of common stock issued in IPO			20,125,000				20,125,000			20,125,000
Shares of common stock issued pursuant to over-allotment option exercised by underwriters of IPO							2,625,000
Net proceeds from common stock, after underwriting discounts and commissions and offering expenses							$ 319.4